SCHEDULE OF PROVED RESERVES (Details)		12 Months Ended
		Sep. 30, 2021 bbl		Sep. 30, 2021 bbl Mcf		Sep. 30, 2021 Boe bbl		Sep. 30, 2020 bbl		Sep. 30, 2020 bbl Mcf		Sep. 30, 2020 Boe bbl		Sep. 30, 2021 Mcf	Sep. 30, 2021 Boe	Sep. 30, 2020 Mcf	Sep. 30, 2020 Boe	Sep. 30, 2019 bbl	Sep. 30, 2019 Mcf	Sep. 30, 2019 Boe
Supplemental Information On Oil And Gas Operations
Beginning balance		3,706,360		740,180				3,992,240		498,180
Beginning balance, BOE (Barrels)						3,829,723						4,075,270
Revisions		(88,263)	[1]	38,640	[1]			440,160	[2]	251,196	[2]
Revisions, BOE (Barrels)						(81,823)	[1]					482,026	[2]
Discoveries and extensions
Discoveries and extensions, BOE (Barrels)
Sale reserves		(2,826,290)	[3]	(618,650)	[3]			(709,800)	[4]		[4]
Sale reserves, BOE (Barrels)						(2,929,398)	[3]					(709,800)	[4]
Production		(947)		(1,410)				(16,240)		(9,196)
Production, BOE (Barrels)						(1,182)						(17,773)
Purchase of proved reserves	[5]	5,408,560		2,859,590
Purchase of proved reserves, BOE (Barrels)	[5]					5,885,158
Ending balance		6,199,420		3,018,350				3,706,360		740,180
Ending balance, BOE (Barrels)						6,702,478						3,829,723
Proved developed reserves		587,450		587,450		587,450		549,390		549,390		549,390		411,910		82,430		921,410	104,000
Proved developed reserves, BOE (Barrels)															656,102		563,128			938,743
Proved undeveloped reserves		5,611,970		5,611,970		5,611,970		3,156,970		3,156,970		3,156,970		2,606,440		657,750		3,070,830	394,180
Proved undeveloped reserves, BOE (Barrels)															6,046,377		3,266,595			3,136,527

[1]	Revisions in 2021 included
[2]	Revisions in 2020 included
[3]	During 2021, the Company sold ODC and Taylor properties.
[4]	During 2020, the Company sold their McMurtry-Loving property.
[5]	During 2021, the Company purchased